FINANCIAL AND OTHER INCOME, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
FINANCIAL AND OTHER INCOME, NET [Abstract]
Interest income	$ 528	$ 878
Exchange rate differences and other	31	(72)
Financial and other income, net	$ 559	$ 806